Income taxes - Disclosure of deferred tax balances (Details) - CAD ($) $ in Thousands	Sep. 30, 2020	Oct. 01, 2019	Sep. 30, 2019	Sep. 30, 2018
Income Taxes [Abstract]
Deferred tax assets	$ 113,484	$ 115,317	$ 100,539
Deferred tax liabilities	(158,341)	(161,453)	(178,265)
Deferred tax assets (liabilities)	$ (44,857)	$ (46,136)	$ (77,726)	$ (33,345)